SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITY (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Net operating loss carried forward		$ 7,941,587	$ 4,029,778
Allowance for credit loss		334,526
Temporary differences on property, plant and equipment depreciation		681,991
Temporary differences on fair value adjustment of Bitcoin		411,877
Deferred tax assets, gross		9,369,981	4,029,778
Valuation allowance		(7,842,308)	(1,940,958)	$ (1,703,274)	$ (1,372,267)
Deferred tax assets, net of valuation allowance		1,527,673	2,088,820
Intangible assets acquired from business combination	[1]	10,687,700	22,408,835
Intangible assets acquired from asset acquisition	[2]	502,772	1,252,372
Total deferred tax liabilities		$ 11,190,472	$ 23,661,207

[1]	The Group initial recognized $8,798,807, $14,427,828 and $1,596,010 of deferred tax liability from reverse acquisition on March 18, 2021, business acquisition on January 10, 2023 and business acquisition on October 2, 2024 due to appreciation fair value of intangible assets acquired. The Group reverse due to amortization of related intangible assets and disposal of subsidiaries.
[2]	The Group initial recognized $4,413,819 of deferred tax liability from asset acquisition in 2021 and reverse $770,690 and $804,436 due to amortization of related intangible assets during the years end December 31, 2024 and 2025, respectively.